Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Land held for sale	$ 0	$ 500
Buildings useful life	40 years
Land improvements, useful life	15 years
Fixtures useful life	5 years
Cash and cash equivalents	$ 30,950	40,033	$ 170,963	$ 13,295
Cash in excess of FDIC limit	30,000	39,000
Deferred costs, net	7,276	7,369
Deferred financing costs	3,100	4,700
Deferred leasing costs	4,200	2,700
Mortgage Notes Payable | Accounting Standards Update 2015-03
Class of Stock [Line Items]
Deferred financing costs	1,200	1,700
Deferred Costs, Net | Accounting Standards Update 2015-03
Class of Stock [Line Items]
Deferred financing costs	$ (1,200)	$ (1,700)
Maximum
Class of Stock [Line Items]
Liability for offering and related costs from IPO	1.50%
Offering costs as a percent of gross proceeds	11.50%